Stockholders’ Equity (Details Narrative) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 06, 2026 $ / shares	Nov. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2025 shares	Jun. 30, 2025 USD ($) shares
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	50
Common stock, shares issued (in shares)			1,663,280	1,663,280	1,269,286	1,161,983
Warrants excercise price | $ / shares			$ 4.35	$ 4.35
Fair value of options, vested | $				$ 1.0	$ 4.3	$ 9.7
Common stock, shares authorized (in shares)			350,000,000	350,000,000	350,000,000	350,000,000
Total common stock reserved for future issuance			463,522	463,522	566,560	403,484
Preferred stock, shares authorized			200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock, description					Holders of the Company’s common stock have no conversion rights, while holders of the Company’s Class B common stock shall have the right to convert each share of Class B common stock into one share of common stock at such holder’s election, provided that as a result of such conversion, such holder would not beneficially own in excess of 4.99% of any class of the Company’s securities registered under the Securities Exchange Act of 1934
Period related to changing of ownership limitation percentage designated by Class B common stock holder					61 days
Common stock value | $
Common Stock [Member]
Class of Stock [Line Items]
Common stock, voting rights					one
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued (in shares)			0	0	0	0
Common stock, shares authorized (in shares)			15,368,569	15,368,569	15,368,569	15,368,569
Common stock par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock value | $
Equity Option [Member]
Class of Stock [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $			$ 1.1	$ 1.1	$ 2.7
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				8 months 12 days	1 year 1 month 6 days
Share-based compensation arrangement by share based payment award options grants in period weighted average grant date fair value | $ / shares				$ 0	$ 25.50	$ 102.00
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $					$ 2.2			$ 1.5
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				3 years 1 month 6 days	2 years 8 months 12 days
Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of average daily trading volume		100.00%
Purchase common stock through payroll deductions of up to compensations, percent		97.00%
Percentage of outstanding common stock			4.99%	4.99%
Common stock, shares issued (in shares)					4,868		4,868
Standby equity purchase agreement fees | $					$ 0.3
SEPA Shares were sold			0	48,092
Standby equity purchase agreement fees | $			$ 0.0	$ 0.4
Common stock value | $		$ 15.0	$ 15.0	$ 15.0				$ 15.0
Percentage of outstanding common stock for exchange cap		19.99%
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of outstanding common stock		4.99%
December 2024 [Member]
Class of Stock [Line Items]
Common stock, shares issued (in shares)						193,581
Common stock price | $ / shares						$ 47.60
Purchase of common stock by warrants						193,581
Warrants excercise price | $ / shares			$ 4.35	$ 4.35		$ 59.50
Adjustment of warrants per share | $ / shares	$ 4.35
Class of Warrant or Right, Outstanding and Exercisable			193,581	193,581
2020 Plan [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding and Exercisable			276,246	276,246	245,477
Percentage of Annual increased Shares				4.00%
Vesting terms, description				ten years	ten year
Vesting percentage				25.00%	25.00%
Vesting period				36 months	36 months
Common shares authorized for issuance					245,477	214,708
Employees Stock Purchase Plan [Member]
Class of Stock [Line Items]
Purchase common stock through payroll deductions of up to compensations, percent				15.00%	15.00%
Common stock, shares issued (in shares)			800	800	60,717	5,308		2,709
Common stock, shares authorized (in shares)			77,008	77,008	60,717	45,632
Share-based compensation arrangement by share based payment award percentage of outstanding stock maximum				1.00%	100.00%
Increase in issuance of common stock				18,593	18,593
Stock-based compensation expense | $					$ 0.1	$ 0.2
December 2024 Offering [Member]
Class of Stock [Line Items]
Common stock, shares issued (in shares)						193,581
Common stock price | $ / shares						$ 47.60
Purchase of common stock by warrants						193,581
Warrants excercise price | $ / shares						$ 59.50
Class of Warrant or Right, Outstanding and Exercisable					193,581
Aggregate gross proceeds | $						$ 9.2
Placement agent fees | $						$ 0.7